Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Loss, Additional Improvements [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net consists of the following:
(dollars in thousands)	September 30, 2023	December 31, 2022
Billed receivables	$23,298	$28,704
Unbilled receivables	10,357	9,639
Less: Allowance for credit losses	(1,200)	(2,366)
Total accounts receivable, net	$32,454	$35,977
Accounts receivable, net consist of the following:
	December 31,
(dollars in thousands)	2022	2021
Billed receivables	$28,704	$28,285
Unbilled receivables	9,639	8,271
Less: Allowance for doubtful accounts	(2,366)	(1,447)
Total accounts receivable, net	$35,977	$35,109